3. Estimates and areas where judgment is significant in the application of the Company's accounting policies (Details )	12 Months Ended
Dec. 31, 2019
Estimates And Areas Where Judgment Is Significant In The Application Of The Company'S Accounting Policies [Abstract]
Percentage of average incremental rate	10.55%